Income Tax (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Income Tax
Loss before taxes	$ (4,169,832)	$ (3,987,018)
Expected income tax recovery	(800,952)	(856,424)
Non-deductible items	(142,895)	200,573
Change in estimates	(56,316)	92,083
Effect of changes in foreign and long-term tax rates	0	0
Change in valuation allowance	1,006,256	566,087
Total income taxes	$ 6,093	$ 2,319